CAPITAL STOCK (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				3 Months Ended	9 Months Ended
	Dec. 31, 2022	Aug. 19, 2022	Jul. 18, 2022	Jun. 24, 2021	Jun. 16, 2020	Jun. 30, 2021	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Number of stock sold				1,150,000		90,888
Gross proceeds from stock sold				$ 26,500		$ 2,600
Net proceeds from stock sold						$ 2,500
Offering Cost				1,800
Management, underwriting and selling expenses				$ 1,600
Number of shares sold							2,425,999
Number of shares exchanged			1,070,000
Minority interest, percentage			21.68%
Proceeds from offering							$ 32,000
Accredited Investors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares					698,145
Shares price					$ 10.00
Shares issued in a private placement, net of issue costs					$ 6,980
Directors [Member]
IfrsStatementLineItems [Line Items]
Shares issued in a private placement, net of issue costs, shares					215,000
Shares issued in a private placement, net of issue costs					$ 2,150
Lincoln [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	30,000	94,508					94,508
Proceeds from offering		$ 30,000
Net proceeds from sale	$ 200
A T M [Member]
IfrsStatementLineItems [Line Items]
Number of shares sold	88,072
Net proceeds from sale	$ 600